Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of changes in equity [abstract]
Net of issuance expenses	$ 1,382	$ 613